Fair Value Measurements - Summary Of Quantitative Information Regarding Fair Value Measurements (Details) - $ / shares		4 Months Ended
	Aug. 07, 2020	Sep. 30, 2020
Measurement Input, Expected Dividend Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Dividend yield	0.00%	0.00%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Exercise Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price	$ 11.50	$ 11.50
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock Price	$ 10.03	$ 10.26
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Term (in years)	1 year	10 months 6 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility	18.00%	19.00%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate	0.31%	0.36%